Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 10, 2015
Related Party Transaction [Line Items]
Related party rent expense	$ 139,000	$ 139,000
Related party payable	$ 3,129,000	$ 11,000
Co-Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party payable			$ 3,110,000
Maturity date	Jan. 10, 2016
Annual interest rate	0.50%
Related Party Transaction, Description	As of December 31, 2015, the principal amount under the Note accrues interest at a rate of One Half of One Percent (0.50%) per annum. The Note was due and payable January 10, 2016. See Note 12, Subsequent Events.
Co-Chairman and Chief Executive Officer [Member] | Unsecured Non-convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Non-convertible promissory note, principal amount			$ 3,110,000